Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

16.       Income taxes:

The Company is in the business of international shipping and is not subject to a material amount of income taxes. The Company is subjected to tonnage taxes in certain jurisdictions as described below and includes these taxes under “Vessel Operating Expenses” in the consolidated statements of operations.

The Company does receive dividends from its operating subsidiaries and these are not subject to withholding taxes nor are these dividends taxed at the Company upon receipt. Thus, the Company does not record deferred tax liabilities for any unremitted earnings as there are no taxes associated with the remittances.

The Company is subjected to tax audits in the jurisdictions it operates in. There have been no adjustments assessed to the Company in the past and the Company believes there are no uncertain tax positions to consider.

a)       Taxation on Marshall Islands Registered Companies and tonnage tax

Under the laws of the countries of the shipowning companies’ incorporation and/or vessels’ registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes. In addition, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Hellenic Republic. The technical managers of the Company’s vessels, which are established in Greece under Greek Law 89/67, are responsible for the filing and payment of the respective tonnage tax on behalf the Company. Furthermore, under the New Tonnage Tax System (“TTS”) for Cypriot merchant shipping, qualifying ship managers who opted and are accepted to be taxed under the TTS are subject to an annual tax referred to as tonnage tax, which is calculated on the basis of the net tonnage of the qualifying ships they manage. The technical managers of the Company’s vessels, which are established and operate in Cyprus, are responsible for the filing and payment of the respective tonnage tax. These taxes for 2018, 2019 and 2020 were $1,506, $2,087 and $2,103, respectively, and have been included under “Vessel operating expenses” in the consolidated statements of operations (Note 19).

b)       Taxation on US Source Income - Shipping Income

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under IRS regulations, a Company’s shares will be considered to be regularly traded on an established securities market if (i) one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of share is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of share traded on such market during the taxable year must be at least 10% of the average number of shares of such class of share outstanding during such year or as appropriately adjusted in the case of a short taxable year. Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares, (“5% Override Rule”).

For the taxable years 2018, 2019 and 2020 the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source shipping income, as it believes that it satisfies the Publicly Traded Test for these years because it is not subject to the 5% Override Rule.

c)       Other Taxation

In addition to the tax consequences described above, the Company may be subject to tax in one or more other jurisdictions, including Malta, Germany, Singapore and Switzerland, where the Company conducts activities through certain of its subsidiaries. The Company believes that its tax exposure for years ended December 31, 2018, 2019 and 2020 in the above jurisdictions is immaterial. The amount of income taxes recognized with respect to these jurisdictions for the years ended December 31, 2018, 2019 and 2020 was $61, $109 and $152, respectively, and is included under “Income taxes” in the consolidated statements of operations.